Note Receivable - Related Party	12 Months Ended
Dec. 31, 2023
Next NRG Holding Corp [Member]
Note Receivable - Related Party

Note 3 – Note Receivable - Related Party

The note receivables to the Farkas Group in amount of $73,579 at 3% interest rate for both 2023 and 2022 with total accrued interest was fully paid off in the 3rd quarter of 2023. The interest receivable amounts at December 31, 2023 and 2022 was $0 and $9,796, respectively. The interest income for 2023 was $895 and for 2022 was $1,556.

The Company loaned to EzFill Holding, Inc. (“EZFL”), a related party (our Chief Executive Officer and sole owner has an approximate 20% ownership interest in EZFL), a total of $2,585,000 with a maturity date equal to 2 months from the issuance date. The notes are automatically renewable for 2 month periods until repaid. The notes bear interest at 8% for the first nine (9) months outstanding, then increase to 18%. These advances are unsecured and considered short term. None of the advances are in default.

At December 31, 2023 and 2022, the Company reflected note receivable – related party of $2,582,675 and $72,191, respectively, as follows:

Notes Receivable consist of the following at December 31, 2023:

Note receivable	$2,770,700
Interest receivable	177,548
Less: accretion discount	56,475
Less: allowance for doubtful accounts	309,098
Notes receivable – net	$2,582,675

Notes Receivable consist of the following at December 31, 2022:

Note receivable	$248,095
Interest receivable	115,937
Less: allowance for doubtful accounts	291,841
Notes receivable – net	$72,191

At December 31, 2023 and 2022, the Company reflected related accrued interest receivable of $54,150 and $0, respectively.

For the years ended December 31, 2023 and 2022, the Company recorded interest income of $233,910 and $0, respectively.